Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 07, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 25, 2020
Related Party Transaction [Line Items]
Shares repurchased (in shares)	1,395,089
Stock repurchased during period	$ 37,500	$ 37,500
Consulting Expenses
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			$ 700	$ 600
Chief Executive Officer
Related Party Transaction [Line Items]
Related party receivables					$ 6,000